ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total sales	$ 11,944	$ 7,093
Israel [Member]
Segment Reporting Information [Line Items]
Total sales	3,911	3,747
United States [Member]
Segment Reporting Information [Line Items]
Total sales	5,938	2,996
Other [Member]
Segment Reporting Information [Line Items]
Total sales	$ 2,095	$ 350